Offsets	Aug. 06, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NNN REIT, Inc.
Form or Filing Type	S-3
File Number	333-273605
Initial Filing Date	Aug. 03, 2023
Fee Offset Claimed	$ 12,897.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.01 par value
Unsold Securities Associated with Fee Offset Claimed | shares	2,750,942
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 117,025,073.00
Termination / Withdrawal Statement	An aggregate of 17,500,000 shares of Common Stock were previously registered under the prospectus supplement filed by the Registrant on August 3, 2023 and the registration statement on Form S-3 (File No. 333-273605) filed by the Registrant on August 2, 2023, of which a total of 2,750,942 shares of Common Stock remain unsold. Pursuant to Rule 457(p) under the Securities Act, the registration fee due hereunder is offset by the amount of the filing fees attributable to such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NNN REIT, Inc.
Form or Filing Type	S-3
File Number	333-273605
Filing Date	Aug. 03, 2023
Fee Paid with Fee Offset Source	$ 37,746.36